UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Micro Cap Fund

	Shares	Value ($)

Common Stocks 95.8%
Consumer Discretionary 20.2%
Hotels Restaurants & Leisure 7.7%
Benihana, Inc. "A"* (a)	44,500	282,130
Buffalo Wild Wings, Inc.* (a)	78,300	1,944,189
McCormick & Schmick's Seafood Restaurants, Inc.*	51,700	498,388
Red Robin Gourmet Burgers, Inc.* (a)	14,400	399,456
Ruth's Chris Steak House, Inc.*	84,400	437,192

		3,561,355
Media 0.9%
RRSat Global Communications Network Ltd.	37,300	401,348
Specialty Retail 8.9%
Children's Place Retail Stores, Inc.*	25,600	924,160

Citi Trends, Inc.* (a)	76,700	1,738,022
The Wet Seal, Inc. "A"*	185,000	882,450
Zumiez, Inc.* (a)	33,100	548,798

		4,093,430
Textiles, Apparel & Luxury Goods 2.7%
Volcom, Inc.*	52,600	1,258,718
Consumer Staples 5.7%
Food Products 2.4%
Green Mountain Coffee Roasters, Inc.* (a)	29,600	1,112,072
Personal Products 3.3%
American Oriental Bioengineering, Inc.* (a)	156,300	1,542,681
Energy 9.7%
Energy Equipment & Services 1.1%
OYO Geospace Corp.*	8,800	518,672
Oil, Gas & Consumable Fuels 8.6%
Alon USA Energy, Inc. (a)	35,500	424,580
Arena Resources, Inc.*	17,800	940,196
Carrizo Oil & Gas, Inc.*	20,100	1,368,609
Kodiak Oil & Gas Corp.*	266,000	1,212,960

		3,946,345
Financials 4.1%
Diversified Financial Services 2.0%
Portfolio Recovery Associates, Inc.* (a)	25,000	937,500
Insurance 2.1%
eHealth, Inc.*	53,900	951,874
Health Care 10.2%
Health Care Providers & Services 8.4%
Air Methods Corp.*	34,500	862,500
Centene Corp.*	26,700	448,293
Genoptix, Inc.*	14,540	458,737
Gentiva Health Services, Inc.*	38,600	735,330
Providence Service Corp.*	65,800	1,389,038

		3,893,898
Health Care Technology 1.8%
Phase Forward, Inc.*	46,200	830,214
Industrials 21.2%
Aerospace & Defense 1.4%
Stanley, Inc.*	18,700	626,824
Commercial Services & Supplies 8.0%
Heidrick & Struggles International, Inc.	24,700	682,708
Hill International, Inc.*	78,000	1,282,320
Korn/Ferry International*	31,500	495,495
Team, Inc.*	36,000	1,235,520

		3,696,043
Construction & Engineering 1.2%
Orion Marine Group, Inc.*	37,700	532,701
Electrical Equipment 3.2%
A-Power Energy Generation Systems Ltd.* (a)	21,000	559,650

AZZ, Inc.*	23,200	925,680

		1,485,330
Machinery 7.4%
Badger Meter, Inc.	35,100	1,773,603
RBC Bearings, Inc.*	50,000	1,666,000

		3,439,603
Information Technology 22.1%
Internet Software & Services 4.9%
DealerTrack Holdings, Inc.*	36,500	515,015
LoopNet, Inc.* (a)	87,600	989,880
Perficient, Inc.*	78,000	753,480

		2,258,375
IT Services 8.4%
CyberSource Corp.*	130,600	2,184,938
Forrester Research, Inc.*	55,100	1,701,488

		3,886,426
Semiconductors & Semiconductor Equipment 3.6%
Cavium Networks, Inc.*	21,000	441,000
Netlogic Microsystems, Inc.* (a)	23,000	763,600
PLX Technology, Inc.*	62,900	479,927

		1,684,527
Software 5.2%
FalconStor Software, Inc.* (a)	99,000	700,920
Fundtech Ltd.* (a)	80,500	1,158,395
Secure Computing Corp.*	126,500	523,710

		2,383,025
Materials 2.6%
Chemicals
Flotek Industries, Inc.* (a)	58,400	1,204,208

Total Common Stocks (Cost $40,065,234)		44,245,169
Securities Lending Collateral 28.9%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $13,352,755)	13,352,755	13,352,755
Cash Equivalents 4.8%
Cash Management QP Trust, 2.49% (b) (Cost $2,180,833)	2,180,833	2,180,833
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $55,598,822) †	129.5	59,778,757
Other Assets and Liabilities, Net (a)	(29.5)	(13,601,238)

Net Assets	100.0	46,177,519

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $55,604,440. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $4,174,317. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,684,321 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,510,004.

(a)

All or a portion of these securities were on loan amounting to $12,600,674. In addition included in other assets and liabilities, net is a pending sale, amounting to $191,250 that is also on loan. The value of all securities loaned at June 30, 2008 amounted to $12,791,924 which is 27.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Micro Cap Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Micro Cap Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008